Financial liabilities - Schedule of components of financial liabilities other than hedging derivatives (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	€ 114,406	€ 79,469
Financial liabilities designated at fair value through profit or loss	40,823	32,733
Financial liabilities at amortised cost	1,427,721	1,349,169
Derivatives
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	67,152	53,566
Short Positions
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	18,595	12,236
Deposits
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	28,659	13,667
Financial liabilities designated at fair value through profit or loss	35,226	27,279
Financial liabilities at amortised cost	1,132,036	1,078,587
Central banks
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	3,249	1,038
Financial liabilities designated at fair value through profit or loss	1,909	607
Financial liabilities at amortised cost	140,872	139,757
Credit institutions
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	11,611	6,488
Financial liabilities designated at fair value through profit or loss	1,854	1,064
Financial liabilities at amortised cost	62,639	52,235
Customer
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	13,799	6,141
Financial liabilities designated at fair value through profit or loss	31,463	25,608
Financial liabilities at amortised cost	928,525	886,595
Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	0	0
Financial liabilities designated at fair value through profit or loss	5,597	5,454
Financial liabilities at amortised cost	255,049	240,709
Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities held for trading	0	0
Financial liabilities designated at fair value through profit or loss	0	0
Financial liabilities at amortised cost	€ 40,636	€ 29,873